UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended:December 31, 2006"
	Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:           Portfolio Manager
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI February 14, 2007"



	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total: 69
	"Form 13F Information Table Value Total:  $187,248"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"6,392"	"130,451"			other	0	"4,375"	0	"126,076"
	Air Products & Chemicals	com	009158106	567	"8,100"			other	0	200	0	"7,900"
	Alberto Culver	com	013078100	393	"18,709"			other	0	0	0	"18,709"
	American Int'l Group	com	026874107	"2,784"	"38,670"			other	0	0	0	"38,670"
	Amgen	com	031162100	"10,073"	"148,134"			other	0	"4,000"	0	"144,134"
	Analog Devices	com	032654105	510	"15,460"			other	0	700	0	"14,760"
	Anheuser-Busch	com	035229103	339	"6,915"			other	0	0	0	"6,915"
	Automatic Data Processing	com	053015103	"7,271"	"148,385"			other	0	"3,500"	0	"144,885"
	Bed Bath & Beyond Inc	com	075896100	686	"18,060"			other	0	600	0	"17,460"
	BP PLC ADS	com	055622104	"1,528"	"22,800"			other	0	0	0	"22,800"
	Bright Horizons	com	109195107	380	"9,750"			other	0	0	0	"9,750"
	Burlington Northern Santa Fe	com	12189T104	664	"8,980"			other	0	500	0	"8,480"
	Canadian Nat'l Railway	com	136375102	"1,374"	"31,950"			other	0	400	0	"31,550"
	Citizens Banking Corp.	com	174420109	347	"13,350"			other	0	0	0	"13,350"
	Cintas	com	172908105	"1,582"	"39,540"			other	0	"1,400"	0	"38,140"
	Cisco Systems	com	17275R102	"9,654"	"357,551"			other	0	"10,000"	0	"347,551"
	Citigroup Inc.	com	172967101	239	"4,270"			other	0	0	0	"4,270"
	Coca-Cola	com	191216100	770	"16,037"			other	0	0	0	"16,037"
	Colgate-Palmolive	com	194162103	"8,366"	"128,709"			other	0	"4,450"	0	"124,259"
	ConocoPhillips	com	20825C104	297	"4,122"			other	0	0	0	"4,122"
	Dell Inc.	com	247025109	"1,028"	"41,112"			other	0	"1,300"	0	"39,812"
	Dentsply International Inc.	com	249030107	"1,148"	"38,250"			other	0	600	0	"37,650"
	Emerson Electric	com	291011104	436	"9,916"			other	0	0	0	"9,916"
	Expeditors Intl Wash. Inc.	com	302130109	357	"8,925"			other	0	0	0	"8,925"
	Exxon-Mobil	com	30231G102	796	"10,344"			other	0	0	0	"10,344"
	FedEx Corp.	com	31428x106	"3,504"	"32,150"			other	0	500	0	"31,650"
	First Data Corp.	com	319963104	679	"26,125"			other	0	0	0	"26,125"
	Genentech	com	368710406	620	"7,655"			other	0	250	0	"7,405"
	General Electric	com	369604103	"2,816"	"76,104"			other	0	500	0	"75,604"
	Google Inc.	com	38259P508	299	650			other	0	50	0	600
	Heinz H. J.	com	423074103	315	"7,000"			other	0	0	0	"7,000"
	Home Depot	com	437076102	"7,825"	"195,619"			other	0	"5,750"	0	"189,869"
	Independent Bank	com	453838104	552	"22,093"			other	0	0	0	"22,093"
	Investors Financial Services	com	461915100	443	"10,300"			other	0	0	0	"10,300"
	Johnson & Johnson	com	478160104	"11,448"	"173,458"			other	0	"4,150"	0	"169,308"
	"Lilly, Eli"	com	532457108	807	"15,515"			other	0	975	0	"14,540"
	Linear Technology	com	402590391	"5,007"	"166,892"			other	0	"4,300"	0	"162,592"
	Lowe's Cos.	com	548661107	"6,813"	"219,782"			other	0	"5,200"	0	"214,582"
	McDonald's Corp.	com	580135101	519	"11,800"			other	0	0	0	"11,800"
	MDU Resources Group Inc.	com	552690109	214	"8,249"			other	0	0	0	"8,249"
	Medtronic Inc.	com	585055106	"5,196"	"96,215"			other	0	"3,200"	0	"93,015"
	Microsoft	com	594918104	"4,208"	"140,279"			other	0	"3,200"	0	"137,079"
	Novartis AG ADS	com	66987v109	694	"12,175"			other	0	0	0	"12,175"
	Paychex Inc.	com	704326107	"5,181"	"129,526"			other	0	"2,900"	0	"126,626"
	Peabody Energy	com	704549104	329	"8,225"			other	0	600	0	"7,625"
	Pepisco	com	713448108	"8,211"	"130,334"			other	0	"3,725"	0	"126,609"
	Pfizer	com	717081103	555	"21,355"			other	0	0	0	"21,355"
	Procter & Gamble	com	742718109	"7,906"	"123,536"			other	0	"4,500"	0	"119,036"
	Qualcomm Inc.	com	747525103	"4,666"	"122,799"			other	0	"2,900"	0	"119,899"
	Regions Financial	com	758940100	440	"11,881"			other	0	0	0	"11,881"
	Sally Beauty Holdings	com	7.95E+108	150	"18,709"			other	0	0	0	"18,709"
	Schlumberger	com	806857108	"2,390"	"37,930"			other	0	600	0	"37,330"
	Standard Chartered	com	G84228157	343	"11,425"			other	0	0	0	"11,425"
	Staples Inc.	com	855030102	949	"35,149"			other	0	0	0	"35,149"
	Starbucks Corp.	com	855244109	891	"25,446"			other	0	600	0	"24,846"
	State Street Corp.	com	857473102	"8,019"	"119,693"			other	0	"3,200"	0	"116,493"
	Stryker Corp.	com	863667101	"12,737"	"231,584"			other	0	"6,150"	0	"225,434"
	Suncor Energy	com	867229109	428	"5,425"			other	0	650	0	"4,775"
	Sysco  Corp.	com	871829107	"11,136"	"300,963"			other	0	"9,300"	0	"291,663"
	Target Corp.	com	87612E106	"1,162"	"20,380"			other	0	800	0	"19,580"
	United Technologies	com	913017109	387	"6,150"			other	0	300	0	"5,850"
	United Parcel Cl. B.	com	911312106	229	"3,050"			other	0	100	0	"2,950"
	Walgreen	com	931422109	"7,666"	"166,653"			other	0	"2,000"	0	"164,653"
	Wal-Mart Stores	com	931142103	"1,527"	"33,199"			other	0	0	0	"33,199"
	Wells Fargo	com	949746101	"1,363"	"37,850"			other	0	"1,000"	0	"36,850"
	Western Union Company	com	959802109	"1,073"	"48,775"			other	0	"1,350"	0	"47,425"
	"Wrigley, Wm."	com	982526105	329	"6,321"			other	0	0	0	"6,321"
	Wyeth	com	983024100	803	"15,745"			other	0	0	0	"15,745"
	Zimmer Holdings Inc.	com	98956P102	438	"5,615"			other	0	0	0	"5,615"